Document and Entity Information	9 Months Ended
Mar. 31, 2020
Cover [Abstract]
Entity Registrant Name	PRECISION OPTICS CORPORATION, INC.
Entity Central Index Key	0000867840
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth	false
Entity Incorporation state code	MA